SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16－ SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the combined financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated and combined financial statements were available to be issued.

On August 22, 2025, as approved by its shareholders, the Company increased its authorized shares from 100,000,000 shares to 500,000,000 shares with a par value of $0.0001 per share.